LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–49.11%
INVESTMENT COMPANIES–49.11%
Equity Funds–22.22%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	5,533,979	$76,750,747
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	1,045,862	13,032,492
LVIP SSGA S&P 500 Index Fund	1,533,073	44,805,593
LVIP SSGA Small-Cap Index Fund	400,338	13,086,638
		147,675,470
Fixed Income Fund–9.60%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,433,056	63,848,083
		63,848,083
International Equity Funds–17.29%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	3,360,088	25,519,870
LVIP Franklin Templeton Multi-Factor International Equity Fund	6,726,345	57,516,975
LVIP SSGA International Index Fund	2,888,678	31,896,788
		114,933,633
Total Affiliated Investments (Cost $270,508,270)		326,457,186

UNAFFILIATED INVESTMENTS–50.77%
INVESTMENT COMPANIES–50.77%
Equity Funds–20.36%
Communication Services Select Sector SPDR Fund	156,619	12,789,508
Industrial Select Sector SPDR® Fund	102,265	12,881,299
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® Portfolio S&P 600 Small Cap ETF	909,790	$39,157,362
SPDR® S&P 500 ETF Trust	97,999	51,260,337
SPDR® Gold Shares	31,652	6,511,449
Technology Select Sector SPDR® Fund	61,014	12,707,386
		135,307,341
Fixed Income Funds–16.31%
SPDR® Portfolio Aggregate Bond ETF	1,264,312	31,961,807
SPDR® Portfolio Intermediate Term Treasury ETF	226,265	6,376,148
SPDR® Portfolio TIPS ETF	1,987,907	50,930,177
SPDR® Bloomberg Barclays High Yield Bond ETF	67,180	6,395,536
SPDR® FTSE International Government Inflation-Protected Bond ETF	318,961	12,752,061
		108,415,729
International Equity Funds–4.82%
SPDR® Portfolio Developed World ex-US ETF	178,580	6,400,307
SPDR® Portfolio Emerging Markets ETF	707,925	25,619,806
		32,020,113
Money Market Fund–9.28%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	61,700,581	61,700,581
		61,700,581
Total Unaffiliated Investments (Cost $301,460,779)		337,443,764

TOTAL INVESTMENTS–99.88% (Cost $571,969,049)	663,900,950
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	769,415
NET ASSETS APPLICABLE TO 56,831,338 SHARES OUTSTANDING–100.00%	$664,670,365

✧✧Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
15	British Pound	$1,183,781	$1,200,669	6/17/24	$—	$(16,888)
14	Euro	1,893,763	1,919,420	6/17/24	—	(25,657)
16	Japanese Yen	1,337,100	1,381,342	6/17/24	—	(44,242)
					—	(86,787)
Equity Contracts:
24	E-mini MSCI Emerging Markets Index	1,258,800	1,256,968	6/21/24	1,832	—
14	E-mini Russell 2000 Index	1,502,130	1,463,152	6/21/24	38,978	—
20	E-mini S&P 500 Index	5,308,500	5,177,359	6/21/24	131,141	—
9	E-mini S&P MidCap 400 Index	2,769,660	2,689,752	6/21/24	79,908	—
36	Euro STOXX 50 Index	1,959,407	1,905,937	6/21/24	53,470	—
12	FTSE 100 Index	1,209,846	1,166,621	6/21/24	43,225	—
5	Nikkei 225 Index (OSE)	1,334,060	1,313,073	6/13/24	20,987	—
					369,541	—
Total Futures Contracts					$369,541	$(86,787)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$326,457,186	$—	$—	$326,457,186
Unaffiliated Investment Companies	337,443,764	—	—	337,443,764
Total Investments	$663,900,950	$—	$—	$663,900,950
Derivatives:
Assets:
Futures Contracts	$369,541	$—	$—	$369,541
Liabilities:
Futures Contracts	$(86,787)	$—	$—	$(86,787)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Number of Shares 03/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-49.11%@
Equity Funds-22.22%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$75,801,943	$—	$8,120,952	$969,456	$8,100,300	$76,750,747	5,533,979	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	13,103,018	140,000	1,230,000	65,713	953,761	13,032,492	1,045,862	—	—
✧✧LVIP SSGA S&P 500 Index Fund	44,267,403	—	3,930,000	545,814	3,922,376	44,805,593	1,533,073	—	—
✧✧LVIP SSGA Small-Cap Index Fund	13,163,645	450,000	1,160,000	102,542	530,451	13,086,638	400,338	—	—
Fixed Income Fund-9.60%@
✧✧LVIP SSGA Bond Index Fund	62,611,069	1,740,000	—	—	(502,986)	63,848,083	6,433,056	—	—
International Equity Funds-17.29%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	25,579,886	—	970,000	(100,026)	1,010,010	25,519,870	3,360,088	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	59,497,293	350,001	5,830,000	185,102	3,314,579	57,516,975	6,726,345	—	—
✧✧LVIP SSGA International Index Fund	31,927,246	100,000	1,860,000	138,058	1,591,484	31,896,788	2,888,678	—	—
Total	$325,951,503	$2,780,001	$23,100,952	$1,906,659	$18,919,975	$326,457,186		$—	$—

@ As a percentage of Net Assets as of March 31, 2024.
✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4